Other financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]
Disclosure of financial liabilities
Total	£ 45,811	£ 45,220	[1]	£ 39,732
Designated as at fair value through profit or loss | Customer accounts
Disclosure of financial liabilities
Total	796
Designated as at fair value through profit or loss | Debt securities in issue
Disclosure of financial liabilities
Total	1,607	2,258
Amortised cost | Debt securities in issue
Disclosure of financial liabilities
Total	£ 43,408	£ 42,962

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.